Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments

	Bandwidth leasing (in thousands)	Office rental (in thousands)	Fees for operating rights of licensed games in development (in thousands)	Others (in thousands)
2016	$7,655	$4,288	$3,038	$663
2017	1,339	3,506	150	34
2018 and thereafter	4	2,431	—	—

Total minimum payments required	$8,998	$10,225	$3,188	$697

Future Capital Commitments

	Expenditures for rights to titles and characters for games in development (in thousands)	Expenditures for operating rights of licensed games with technological feasibility (in thousands)	Cinema advertising slot rights (in thousands)
2016	$1,623	$5,818	$23,745
2017	—	20,350	26,868
2018 and thereafter	—	—	11,272

Total minimum payments required	$1,623	$26,168	$61,885